Note 21 - Stock-based Compensation	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
NOTE
21
 – STOCK-BASED COMPENSATION

The United Bancshares,
Inc.2016
Stock Option Plan (the “Plan”) permits the Corporation to award non-qualified stock options to eligible participants. A total of
250,000
shares are available for issuance pursuant to the Plan.

The Corporation issued
30,151
options during
2017
at an exercise price of
$21.70,
31,267
options during
2018
at an exercise price of
$23.30,
and
33,853
options during
2019
at an exercise price
of
$22.97
 under the
Plan. Following is a summary of activity for stock options for the years ended
December 31, 2019,
2018
and
2017
 (number of shares):

	2019	2018	2017
Outstanding, beginning of year	93,069	63,503	33,352
Granted	33,853	31,267	30,151
Exercised	-	-	-
Forfeited	(9,275)	(1,701)	-
Outstanding, end of year	117,647	93,069	63,503
Weighted average exercise price at end of year	$21.81	$21.39	$20.45

The options vest over a
three
-year period on the anniversary of the date of grant. At
December 31, 2019
,
57
,033
 options were vested and outstanding options had a weighted average remaining contractual term of
8.17
 years.

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model. Following are assumptions used in calculating the fair value of the options granted in
2019,
2018
and
2017
:

	2019	2018	2017
Weighted-average fair value of options granted	$7.77	$7.87	$7.35
Average dividend yield	2.26%	2.18%	2.23%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	1.93%	2.81%	2.06%
Expected term (years)	7	7	7
Shares Granted	33,853	31,267	30,151
Exercise Price	$22.97	$23.30	$21.70

Total compensation expense related to the stock options granted in
2017
net of forfeitures, is expected to
be
$192,000
and is being recognized ratably over the
36
month period beginning
August 1, 2017.
Total compensation expense related to the stock options granted in 2018 is expected to be
$213,000
and is being recognized ratably over the
36
month period beginning September 1, 2018.  Total compensation expense related to the stock options granted in 2019 is expected to be
$263,000
and is being recognized ratably over the
36
month period beg
inning July 1, 2019.
Stock option expense for outstanding awards amounted to
$266,000,
$165,000
and
$100,000
for the ye
ars ended
December 31, 2019,
2018
and
2017,
respectively.